INVENTORY	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

NOTE 4- INVENTORY

Inventory consisting of parts, materials and assemblies is stated at the lower of cost or market. Cost is determined using the weighted cost method. Inventory was $284,219 and $202,189 at June 30, 2012 and September 30, 2011, respectively.

NOTE 5 – INVENTORY The components of inventory as of September 30, 2011 and 2010 were:
	2011	2010
Parts, materials and assemblies	$202,189	$265,761
Total Inventory	$202,189	$265,761